SCHEDULE OF RELATED PARTY BALANCES (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Accounts receivables			$ 5,763,509
Gruppo 8 S.R.L [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]		101,783
Accounts payable		78	94,416
Corium Italia S.R.L [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]		154,660
Accounts payable	[2]	2,282	45,215
Trends Leather (Yangzhou) Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]		5,507,066
HTL Global Pte [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]		2,708,435
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]		1,571,817
Golden Hill Capital Pte. Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]		2,745,840
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivables			5,763,509
Amounts due from related parties			7,026,092
Accounts payable		63,749,207	74,890,989
HTL Furniture (China) Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	6,225,310	4,587,578
HTL Furniture (Changshu) Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	24,708,054	32,088,012
HTL Furniture Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	13,583,247	16,747,618
HTL Furniture (Huaian) Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	4,991,897	8,173,680
HTL Import/Export Trading (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	109,325	176,533
HT Furniture Vietnam Company Limited [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	12,469,427	12,017,175
HTL Furniture (Yangzhou) Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	69,570	85,458
HTL Product Design (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	1,064,707	845,404
HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	22,573	29,900
New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	55,036
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	447,209
Trends Leather Yangzhou Co [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	$ 492

[1]	Accounts receivable due from related parties represented trade receivables from the sale of goods with the Company in the normal course of business, which are unsecured, interest-free and grant with credit terms ranging from 60 to 90 days from the issue date of invoice.
[2]	Accounts payable due to related parties represented trade payables from the purchase of goods by the Company in the normal course of business, which are unsecured, interest-free and repayable on demand.
[3]	These balances represented non-trade temporary advances made by the Company, which are unsecured, interest-free and repayable on demand.